Derivatives Derivatives - (Open Positions on Derivative Instruments) (Details) - BTU BTU in Millions	Dec. 31, 2019	Dec. 31, 2018
Asset optimization & trading
Derivative [Line Items]
Natural gas derivative transaction, volume	11,671.0	13,051.0
Other risk-management activities
Derivative [Line Items]
Natural gas derivative transaction, volume	976.0	1,072.0